Inventory	12 Months Ended
Dec. 31, 2014
Inventory

5. Inventory

Inventory consisted of the following:

	December 31,
	2013	2014
Raw materials and work in progress	$3,310,501	$1,272,379
Finished goods and merchandise goods	13,336,559	11,509,362

	$16,647,060	$12,781,741

As of December 31, 2013 and 2014, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $270,902, $3,856,608 and $936,126 for the years ended December 31, 2012, 2013 and 2014, respectively.